Net Income (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2013
Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2010, 2011 and 2012 and for the six months ended June 30, 2012 and 2013:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$(736)	$2,869	$5,408	$(366)	$8,642
Accretion of redeemable convertible preferred shares to redemption value	(418)	(446)	(335)	(222)	—
Modification of redeemable convertible preferred shares	(6,542)	—	—	—	—
Net income attributable to participating securities	—	(2,294)	—	—	—

Net income (loss) attributable to ordinary shareholders	$(7,696)	$129	$5,073	$(588)	$8,642

Denominator:
Weighted average ordinary shares outstanding—basic	10,051,274	1,497,150	8,822,169	1,510,047	34,802,543

Net income (loss) per share attributable to ordinary shareholders—basic	$(0.77)	$0.09	$0.58	$(0.39)	$0.25

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$(736)	$2,869	$5,408	$(366)	$8,642
Accretion of redeemable convertible preferred shares to redemption value	(418)	(446)	(335)	(222)	—
Modification of redeemable convertible preferred shares	(6,542)	—	—	—	—
Net income attributable to participating securities	—	(2,248)	—	—	—

Net income (loss) attributable to ordinary shareholders—diluted	$(7,696)	$175	$5,073	$(588)	$8,642

Denominator:
Weighted average ordinary shares outstanding—basic	10,051,274	1,497,150	8,822,169	1,510,047	34,802,543
Dilutive effect of ordinary share equivalents	—	580,442	1,262,411	—	1,551,445

Weighted average ordinary shares outstanding—diluted	10,051,274	2,077,592	10,084,580	1,510,047	36,353,988

Net income (loss) per share attributable to ordinary shareholders—diluted	$(0.77)	$0.08	$0.50	$(0.39)	$0.24